DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS (Details Narrative) - USD ($)							4 Months Ended	6 Months Ended
	Jan. 06, 2026	Dec. 31, 2025	Oct. 28, 2025	Oct. 25, 2025	Oct. 24, 2025	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Share price, per share					$ 9.59	$ 0.033
Gross proceeds		$ 69,000,000								$ 68,310,000
Number of shares issued, value										1,975,606
Aggregate gross proceeds										25,000
Transaction costs										1,889,764
Cash underwriting fee		690,000			$ 600,000		$ 690,000			690,000
Other offering costs		$ 509,764			508,648		$ 509,764			509,764
Deferred underwriting fees					$ 600,000					$ 690,000
Redeem public share percentage						100.00%			100.00%	100.00%
Share price		$ 9.20					$ 9.20	$ 9.20	$ 9.20	$ 9.20
Liquidation expenses									$ 100,000	$ 100,000
Initial public offering price per unit		10.00					$ 10.00	$ 10.00	$ 10.00	$ 10.00
Common Stock [Member]
Number of shares issued										203,100
Number of shares issued, value										$ 20
CADV Ventures S.A [Member] | Clomar Solutions Corp [Member]
Issued and outstanding percentage	99.90%
CADV Ventures S.A [Member] | Clomar Solutions Corp [Member] | Shang Ju Lin [Member]
Number of shares issued, value	$ 100
Transferred shares	99,900
Common stock percentage	99.90%
Kukugan Invest [Member]
Number of shares issued, value
Kukugan Invest [Member] | Common Stock [Member]
Number of shares issued							100
Number of shares issued, value							$ 1
Transferred shares								99,900
Kukugan Invest [Member] | Common Stock [Member] | Share Exchange Agreement [Member]
Number of shares issued	99,900
Kukugan Invest [Member] | Common Stock [Member] | Transfer Agreement [Member]
Number of shares issued	99,900
Number of shares issued, value	$ 100
Clomar Solutions Corp [Member] | CADV Ventures S.A [Member]
Equity interest ownership percentage	100.00%
Clomar Solutions Corp [Member] | CADV Ventures S.A [Member] | Common Stock [Member]
Number of shares issued	99,900
Clomar Solutions Corp [Member] | Kukugan Invest [Member]
Equity interest ownership percentage	100.00%
Clomar Solutions Corp [Member] | Kukugan Invest [Member] | Common Stock [Member] | Share Exchange Agreement [Member]
Equity interest ownership percentage	99.90%
Clomar Solutions Corp [Member] | Kukugan Invest [Member] | Common Stock [Member] | Transfer Agreement [Member]
Equity interest ownership percentage	99.90%
IPO [Member]
Number of shares issued					6,000,000
Share price, per share					$ 10.00
Gross proceeds					$ 60,000,000
Sale of stock, consideration			$ 69,000,000
Share redemption price per share					$ 10.00
Share price		0.033					$ 0.033	$ 0.033	0.033	$ 0.033
IPO [Member] | Common Stock [Member]
Share redemption price per share					$ 11.50
Under Writing [Member]
Number of shares issued					900,000
Private Placement [Member]
Number of shares issued				9,000						194,100
Share price, per share		10.00					10.00			$ 10.00
Number of shares issued, value										$ 1,941,000
Share redemption price per share		10.00					10.00	10.00	10.00	$ 10.00
Over-Allotment Option [Member]
Number of shares issued					900,000
Share price, per share		10.00		$ 10.00			10.00	10.00	10.00	10.00
Purchased additional units				900,000
Proceeds from sale of over-allotment option				$ 9,000,000
Aggregate gross proceeds				$ 90,000
Cash underwriting fee			90,000
Other offering costs			1,116
Deferred underwriting fees			$ 90,000
Share redemption price per share		10.00					10.00			10.00
Share price		$ 0.033					$ 0.033	$ 0.033	$ 0.033	$ 0.033
Over-Allotment Option [Member] | Minimum [Member]
Sale of stock, consideration									$ 198,000	$ 198,000
Over-Allotment Option [Member] | Maximum [Member]
Sale of stock, consideration									$ 227,700	$ 227,700